20. Financial risk management objectives and policies (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
Other loans and borrowings	$ 38,713,169
CAMMESA borrowings and other loans and borrowings		$ 13,374,053
Trade and other payables	5,899,436	2,661,249
Financial liabilities	44,612,605	16,035,302
Less than 3 months
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
Other loans and borrowings	0
CAMMESA borrowings and other loans and borrowings		12,914
Trade and other payables	5,899,436	2,661,249
Financial liabilities	5,899,436	2,674,163
3 to 12 months
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
Other loans and borrowings	8,025,892
CAMMESA borrowings and other loans and borrowings		2,803,994
Trade and other payables	0	0
Financial liabilities	8,025,892	2,803,994
1 to 5 years
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
Other loans and borrowings	30,687,277
CAMMESA borrowings and other loans and borrowings		10,557,145
Trade and other payables	0	0
Financial liabilities	$ 30,687,277	$ 10,557,145